Financial Instruments and Risk Management - Schedule of Valuation Method of the Company’s Financial Instruments (Details) - CAD ($)	Mar. 31, 2026	Apr. 01, 2025	Mar. 31, 2025	Apr. 01, 2024
Schedule of Valuation Method of the Company’s Financial Instruments [Line Items]
Cash	$ 330,676		$ 951,807
Reclamation deposits	11,000		11,000
Marketable securities		$ 123,912	123,912	$ 187,425
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Schedule of Valuation Method of the Company’s Financial Instruments [Line Items]
Cash	330,676		951,807
Reclamation deposits	11,000		11,000
Marketable securities	0		123,912
Accounts payable and accrued liabilities	$ 1,115,715		$ 701,654